FEDERAL INCOME TAXES (Details 4)	3 Months Ended
Mar. 31, 2023 USD ($)
Tax Credit Carryforward [Line Items]
Capital loss carryforwards	$ 6,960,412
Capital Loss Carryforward 1 [Member]
Tax Credit Carryforward [Line Items]
EXPIRATION DATE	12/31/24
Capital loss carryforwards	$ 14,230,073
Capital Loss Carryforward 2 [Member]
Tax Credit Carryforward [Line Items]
EXPIRATION DATE	12/31/25
Capital loss carryforwards	$ 7,516,642
Capital Loss Carryforward 3 [Member]
Tax Credit Carryforward [Line Items]
EXPIRATION DATE	12/31/27
Capital loss carryforwards	$ 3,129,665
Capital Loss Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital loss carryforwards	$ 24,876,380